INVESTMENT IN JOINT VENTURES	6 Months Ended
Jun. 30, 2022
Interests in other entities [Abstract]
Investments in joint Ventures	Investment in Joint Ventures
The following table presents the change in investment in joint ventures:

(in millions)	June 30, 2022	December 31, 2021
Balance, beginning of period	$38	$36
Share of profits for the period	2	4
Dividends declared during the period	(1)	(2)
Balance, end of period	$39	$38

The Company disposed of its Sensry GmBH joint ventures interest during the second quarter of 2022. The transaction was immaterial to our overall results of operations.

The Company's investment in joint ventures is included in Other noncurrent financial assets in the interim condensed consolidated statements of financial positions.